Commitments and contingencies (Details)	Dec. 31, 2016 CAD
7. Common shares
2017	CAD 535,485
2018	535,485
2019	535,485
2020	538,460
2021	547,382
Estimated future minimum annual commitment	2,692,297
Thereafter, 2021 through 2025	2,052,683
Total leases	CAD 4,744,980